Income Taxes (Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Net operating loss carryforwards	$ 44,756	$ 43,558
Stock-based compensation	4,839	4,789
Patents and other	1,212	341
Net deferred income tax assets	50,807	48,688
Less:
Valuation allowance	(50,807)	(48,688)	$ (37,758)
Net deferred income tax assets	$ 0	$ 0